Accrued liabilities and other liabilities	12 Months Ended
Dec. 31, 2021
Accrued Liabilities And Other Liabilities [Abstract]
Accrued liabilities and other liabilities
16	Accrued liabilities and other liabilities

Accrued liabilities and other liabilities consist of the following:

	As of December 31,
	2020	2021
Current
Rebates payable to customers	1,236	733
VAT and other taxes payable	4,440	5,014
Security deposit received from customers	510	418
Accrued employee benefits	8,968	10,548
Accrued professional fees	5,951	5,076
Accrued marketing and hosting expense	2,939	1,326
Consideration payable (Note 4(d))	3,376	4,507
Advance from a former non-controlling interest shareholder (Note)	-	475
Others	1,911	1,638
	29,331	29,735

	As of December 31,
	2020	2021
Non-current
Deferred other income	375	459
Advance from a former non-controlling interest (Note)	4,521	-
	4,896	459

Note:

As of December 31, 2021, the amount represents an advance from the seller of Optimal, a former non-controlling interest of the Company, for the purpose of replenishment of working capital of certain subsidiaries of the Company, which was unsecured, interest-free, and repayable in December 2022.